Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum employers contribution	3.00%
Defined contribution plan, additional matching contribution	50.00%
Defined contribution plan, vesting percentage	100.00%
Defined contribution plan, matching contribution amount	$ 294,000	$ 229,000	$ 190,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, additional matching contribution percentage	3.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, additional matching contribution percentage	5.00%